Document and Entity Information	Apr. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000866291
Document Type	8-K
Document Period End Date	Apr. 09, 2021
Entity Registrant Name	ALLEGRO MICROSYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39675
Entity Tax Identification Number	46-2405937
Entity Address, Address Line One	955 Perimeter Road
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03103
City Area Code	(603)
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false